UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2024 to December 31, 2024

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period ________________ to ________________

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2024 to December 31, 2024

January 24, 2025

(Date of report)

VCC Mortgage Securities, LLC

(Exact name of securitizer as specified in its charter)

0001542220
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Jeff Taylor, 818-532-3707

(Name and telephone number, including area code, of the person to contact in connection with this filing)

☐	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)

☐	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

☒	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)

VCC Mortgage Securities, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period: (i) Velocity Commercial Capital Loan Trust 2017-2, Mortgage-Backed Certificates, Series 2017-2, (ii) Velocity Commercial Capital Loan Trust 2018-1, Mortgage-Backed Certificates, Series 2018-1, (iii) Velocity Commercial Capital Loan Trust 2018-2, Mortgage-Backed Certificates, Series 2018-2, (iv) Velocity Commercial Capital Loan Trust 2019-1, Mortgage-Backed Certificates, Series 2019-1, (v) Velocity Commercial Capital Loan Trust 2019-2, Mortgage-Backed Certificates, Series 2019-2, (vi) Velocity Commercial Capital Loan Trust, 2019-3, Mortgage-Backed Certificates, Series 2019-3, (vii) Velocity Commercial Capital Loan Trust, 2020-1, Mortgage-Backed Certificates, Series 2020-1, (viii) Velocity Commercial Capital Loan Trust, 2020-2, Mortgage-Backed Certificates, Series 2020-2, (ix) Velocity Commercial Capital Loan Trust, 2021-1, Mortgage-Backed Certificates, Series 2021-1, (x) Velocity Commercial Capital Loan Trust, 2021-2, Mortgage-Backed Certificates, Series 2021-2, (xi) Velocity Commercial Capital Loan Trust, 2021-3, Mortgage-Backed Certificates, Series 2021-3, (xii) Velocity Commercial Capital Loan Trust, 2021-4, Mortgage-Backed Certificates, Series 2021-4, (xiii) Velocity Commercial Capital Loan Trust, 2022-1, Mortgage-Backed Certificates, Series 2022-1, (xiv) Velocity Commercial Capital Loan Trust, 2022-2, Mortgage-Backed Certificates, Series 2022-2, (xv) Velocity Commercial Capital Loan Trust, 2022-3, Mortgage-Backed Certificates, Series 2022-3, (xvi) VCC 2022-MC1 Trust, Mortgage-Backed Notes, Series 2022-MC1, (xvii) Velocity Commercial Capital Loan Trust, 2022-4, Mortgage-Backed Certificates, Series 2022-4, (xviii) Velocity Commercial Capital Loan Trust, 2022-5, Mortgage-Backed Certificates, Series 2022-5, (xix) Velocity Commercial Capital Loan Trust, 2023-1, Mortgage-Backed Certificates, Series 2023-1, (xx) Velocity Commercial Capital Loan Trust 2023-1R, Mortgage-Backed Notes, Series 2023-1R, (xxi) Velocity Commercial Capital Loan Trust, 2023-2, Mortgage-Backed Certificates, Series 2023-2, (xxii) Velocity Commercial Capital Loan Trust 2023-RTL1, Mortgage-Backed Notes, Series 2023-RTL1, (xiii) Velocity Commercial Capital Loan Trust, 2023-3, Mortgage-Backed Certificates, Series 2023-3, (xiv) Velocity Commercial Capital Loan Trust, 2023-4, Mortgage-Backed Certificates, Series 2023-4 (xv) Velocity Commercial Capital Loan Trust, 2024-1, Mortgage-Backed Certificates, Series 2024-1, (xvi) Velocity Commercial Capital Loan Trust, 2024-2, Mortgage-Backed Certificates, Series 2024-2, (xvii) Velocity Commercial Capital Loan Trust, 2024-3, Mortgage-Backed Certificates, Series 2024-3, (xviii) Velocity Commercial Capital Loan Trust, 2024-4, Mortgage-Backed Certificates, Series 2024-4, (xxix), Velocity Commercial Capital Loan Trust, 2024-5, Mortgage-Backed Certificates, Series 2024-5, and (xxx) Velocity Commercial Capital Loan Trust, 2024-6, Mortgage-Backed Certificates, Series 2024-6.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 24, 2025

VCC Mortgage Securities, LLC
(Securitizer)

By:	/s/ Jeff Taylor
Name: Jeff Taylor
Title: Executive Vice President